Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leasing equipment, accumulated depreciation and allowances	$ 3,595,069	$ 4,776,458
Accounts Receivable, Allowances	2,504	1,317
Debt, Unamortized Deferred Financing Costs	$ 39,373	$ 48,743
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Designated Common Stock
Common stock, shares authorized (in shares)	210,000,000
Designated Common Stock | Triton International Limited Holdings
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	250,000,000
Common stock, shares issued (in shares)	101,158,891
Common stock, shares outstanding (in shares)	101,158,891	101,158,891
Undesignated Common Stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	54,800,000	20,800,000
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0